SHORT-TERM BANK LOANS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 08, 2024 CNY (¥)	Oct. 12, 2022 CNY (¥)
SHORT-TERM BANK LOANS
Proceeds from bank loan	¥ 11,000	$ 1,514
Interest expense	109		¥ 459
Line Of Credit Contract With China Merchants Bank Member
SHORT-TERM BANK LOANS
Proceeds from bank loan				¥ 30,000
Interest rate for the loan				4.90%
Borrowing capacity						¥ 30,000
Debt term				12 months
Shanghai Pudong Development Bank
SHORT-TERM BANK LOANS
Proceeds from bank loan	¥ 11,000
Interest rate for the loan	3.40%	3.40%
Borrowing capacity					¥ 20,000
Debt term	12 months	12 months